USAA Growth and Tax Strategy Fund
Risk/Return Summary
INVESTMENT OBJECTIVE

The USAA Growth and Tax Strategy Fund (the Fund) is an asset allocation fund that seeks a conservative balance for the investor between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USAA Growth and Tax Strategy Fund)	USAA Growth and Tax Strategy Fund 10/1/2012 - 10/1/2012 USD ($)
Shareholder Fees:
Shareholder Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (USAA Growth and Tax Strategy Fund) USAA Growth and Tax Strategy Fund		Growth and Tax Strategy Fund
Management Fees	[1]	0.54%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.44%
Total Annual Operating Expenses		0.98%
[1]	(a) A performance fee adjustment may add to or subtract from the base management fee by up to +/– 0.06% of the average net assets of the Fund during a rolling 36-month period. The performance fee adjustment increased the base management fee of 0.50% by 0.04% for the fiscal year ended May 31, 2012.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example (USAA Growth and Tax Strategy Fund) (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
USAA Growth and Tax Strategy Fund Growth and Tax Strategy Fund	100	312	542	1,201

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

Using preset target ranges, the Fund's strategy is to invest a majority of its assets in tax-exempt bonds and money market instruments and the remainder in blue chip stocks. The Fund is managed with the goal of minimizing the impact of federal income taxes to shareholders.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

Credit risk is the possibility that a borrower cannot make timely dividend, interest, and principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk. Securities rated below investment-grade, also known as junk bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns and financial setbacks or liquidity events.

During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage. When bonds are called, the Fund is affected in several ways. Most likely, the Fund must reinvest the bond-call proceeds at lower interest rates. The Fund's income may drop as a result. The Fund also may realize a taxable capital gain.

In purchasing and selling securities to rebalance its portfolio, the Fund will pay more in brokerage commissions than it would without a rebalancing policy. As a result of the need to rebalance, the Fund also has less flexibility in the timing of purchases and sales of securities than it would otherwise. While the Fund attempts to minimize any adverse impact to it or its shareholders, the Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a rebalancing policy.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Equity securities tend to be more volatile than bonds.

The target ranges of securities categories and the techniques for minimizing the impact of taxes are all based on current federal tax law. Any future changes in those laws could result in significant changes in the Fund's investment strategies and techniques.

Some tax-exempt securities are subject to special risks due to their unique structure. For instance, Variable-Rate Demand Notes (VRDNs) generally are long-term municipal bonds combined with a demand feature, which represents the right to sell the instrument back to the remarketer or liquidity provider, usually a bank, for repurchase on short notice. Because the demand feature is dependent upon the bank, the Fund will only purchase VRDNs of this type where it believes that the banks would be able to honor their guarantees on the demand feature. Some VRDNs, sometimes referred to as “structured instruments” or “synthetic instruments,” are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a “tender option.” However, the tender option usually is subject to a conditional guarantee. Because there is the risk that the Fund will not be able to exercise the demand feature at all times, the Fund will not purchase synthetic instruments of this type unless the Fund believes there is only minimal risk that the Fund will not be able to exercise the tender option at all times.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the Fund's average annual total returns for the periods indicated compared to those of the Fund's benchmark index and an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
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SIX-MONTH YTD TOTAL RETURN
7.35% (6/30/12)
BEST QUARTER*	WORST QUARTER*
12.52% 3rd Qtr. 2009	-14.23% 4th Qtr. 2008
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

Average Annual Total Returns (USAA Growth and Tax Strategy Fund) USAA Growth and Tax Strategy Fund	1 Year	5 Years	10 Years
Growth and Tax Strategy Fund	7.38%	1.79%	3.93%
Growth and Tax Strategy Fund After Taxes on Distributions	7.27%	1.65%	3.41%
Growth and Tax Strategy Fund After Taxes on Distributions and Sales	5.66%	1.79%	3.52%
Growth and Tax Strategy Fund S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
Growth and Tax Strategy Fund Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	10.70%	5.22%	5.38%
Growth and Tax Strategy Fund Composite Index (reflects no deduction for taxes)	5.63%	1.84%	3.49%